Scharf Fund
Schedule of Investments - December 31, 2023 (Unaudited)
Shares		Value
	Common Stocks —91.7%
	Aerospace & Defense — 2.0%
18,209	Lockheed Martin Corp.	$8,253,047

	Beverages — 4.5%
182,429	Heineken N.V. (a)	18,515,988

	Capital Markets — 4.7%
482,025	Brookfield Corp.	19,338,843

	Commercial Services & Supplies — 3.1%
474,908	MillerKnoll, Inc.	12,670,545

	Financial Services — 14.5%
63,019	Berkshire Hathaway, Inc. - Class B (b)	22,476,357
150,668	Fiserv, Inc. (b)	20,014,737
65,838	Visa, Inc. - Class A	17,140,923
		59,632,017

	Ground Transportation — 9.0%
95,254	Canadian Pacific Kansas City Ltd.	7,530,782
192,750	U-Haul Holding Co.	13,577,310
64,172	Union Pacific Corp.	15,761,927
		36,870,019

	Health Care Equipment & Supplies — 2.8%
842,845	Smith & Nephew PLC (a)	11,586,661

	Health Care Providers & Services — 14.8%
246,214	Centene Corp. (b)	18,271,541
218,192	CVS Health Corp.	17,228,440
54,696	McKesson Corp.	25,323,154
		60,823,135

	Hotels, Restaurants & Leisure — 4.7%
3,038	Booking Holdings, Inc. (b)	10,776,454
309,587	Compass Group PLC (a)	8,468,429
		19,244,883

	Insurance — 4.5%
12,882	Markel Group, Inc. (b)	18,291,152

	Interactive Media & Services — 1.0%
112,978	Match Group, Inc. (b)	4,123,697

	Media — 8.5%
563,603	Comcast Corp. - Class A	24,713,992
110,605	Walt Disney Co.	9,986,525
		34,700,517

	Personal Care Products — 3.2%
1	Kenvue, Inc.	22
274,215	Unilever PLC - ADR	13,293,943
		13,293,965

	Pharmaceuticals — 3.3%
135,329	Novartis AG - ADR	13,664,169

	Software — 8.5%
51,337	Microsoft Corp.	19,304,766
146,361	Oracle Corp.	15,430,840
		34,735,606

	Specialty Retail — 2.6%
279,185	Valvoline, Inc. (b)	10,491,772
	Total Common Stocks (Cost $268,794,200)	376,236,016

	Preferred Stocks —3.0%
	Technology Hardware, Storage & Peripherals — 3.0%
251,860	Samsung Electronics Co. Ltd.	12,183,305
	Total Preferred Stocks (Cost $4,711,309)	12,183,305

	REITs —4.0%
	Retail REITs — 4.0%
290,460	Realty Income Corp.	16,678,213
	Total REITs (Cost $16,848,251)	16,678,213

Shares
	Money Market Fund — 1.2%
5,047,397	First American Treasury Obligations Fund, Class Z, 5.25% (c)	5,047,397
	Total Money Market Fund (Cost $5,047,397)	5,047,397
	Total Investments (Cost $295,401,157) — 99.9%	410,144,931
	Other Assets in Excess of Liabilities — 0.1%	713,908
	Total Net Assets — 100.00%	$410,858,839

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft N.V.- Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown represents the 7-day annualized yield as of December 31, 2023.

Scharf Fund
Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

Scharf Fund
Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$376,236,016	$–	$–	$376,236,016
Preferred Stocks	12,183,305	–	–	12,183,305
REITs	16,678,213	–	–	16,678,213
Money Market Fund	5,047,397	–	–	5,047,397
Total Investments	$410,144,931	$–	$–	$410,144,931

Refer to the Schedule of Investments for industry classifications.